RESERVES (Tables)	6 Months Ended
Dec. 31, 2020
RESERVES [Abstract]
Reserves
	December 31, 2020 US$	June 30, 2020 US$
Reserves
Share based payments reserve	997,012	1,311,675
Foreign currency translation reserve	(796,565)	(796,565)
	200,447	515,110

Movements in Share-based Payments Reserve
Movements share based payments reserve

Details	Number of Incentive Options	Number of Performance Rights	US$
Opening balance at July 1, 2020	53,625,000	5,000,000	1,311,675
Grant of employee options and rights	5,200,000	1,500,000	-
Exercise of employee options	(7,625,000)	-	(322,569)
Conversion of employee rights	-	(500,000)	(30,359)
Expiry of employee options	(6,250,000)	-	(248,342)
Share based payment expense	-	-	286,607
Closing balance at December 31, 2020	44,950,000	6,000,000	997,012